Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,754,000
Previously Paid Amount	0.00
Total Fee Amount	727.84
Total Offset Amount	0.00
Net Fee	727.84
Narrative - Max Aggregate Offering Price	$ 4,754,000
Final Prospectus	true